Cover	Aug. 20, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 20, 2025
Entity Registrant Name	3D SYSTEMS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34220
Entity Tax Identification Number	95-4431352
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	803
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000910638
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) further amends the Current Report on Form 8-K filed by 3D Systems Corporation (the “Company”) with the Securities and Exchange Commission (the “Commission”) on August 20, 2025, as originally amended by the Current Report on Form 8-K/A filed with the Commission on September 2, 2025 (collectively, the “Original Report”) and is being filed in order to provide certain additional disclosure to supplement the Original Report. The Original Report otherwise remains unchanged.